Accounts Receivable, Net - Schedule of Allowance for Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Balance, at beginning of the period	$ 1,595,831	$ 741,753
Addition (Reversal)	791,245	842,339
Exchange rate difference	82,550	11,739
Balance, at end of the period	$ 2,469,626	$ 1,595,831